Other Non-Current Assets, Net - Schedule of Other Non-Current Assets, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Other Non-Current Assets, Net [Abstract]
Long-term receivables	[1]	$ 587	$ 587
Long-term lease deposits		340	194
Educational content		720	810
Others			13
Sub-total		1,647	1,604
Less: allowance for doubtful accounts	[1]	(308)	(308)
Total		$ 1,339	$ 1,296

[1]	Long-term receivables related to Bay State College. 60% of the total value is expected to be collected by the end of the year 2025, and the remaining 40% will be due by the end of the year 2026.